FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
8.	FAIR VALUE MEASUREMENT
In accordance with ASC
820-10,
the Company measures financial products, time deposits, derivative instruments, available-for-sale
debt investments and equity securities with readily determinable fair value at fair value on a recurring basis. Equity securities classified within Level 1 are valued using quoted market prices that currently available on a securities exchange registered with the Securities and Exchange Commission (SEC), Shanghai Stock Exchange (SSE) or Hong Kong Stock Exchange (HKEX). Financial products, time deposits and derivative instruments classified within Level 2 are valued using directly or indirectly observable inputs in the market place. The available-for-sale
debt investments classified within Level 3 are valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.
The equity securities without readily determinable fair value, equity method investments and certain non-financial
assets are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period. If an impairment or observable price adjustment is recognized on the equity securities during the period, the Company classify these assets as Level 3 within the fair value hierarchy based on the nature of the fair value inputs.
Assets measured at fair value on a recurring basis are summarized below (in millions):

	Fair Value Measurement at December 31, 2022 Using			Fair Value at December 31, 2022
	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Financial products (Note 2, 7)	—	15,893	—	15,893
Time deposits (Note 2, 7)	—	25,166	—	25,166
Derivative instruments (Note 2)	—	70	48	118
Listed equity securities (Note 7)	11,934	—	—	11,934
Available-for-sale debt investments (Note 7)	—	—	2,601	2,601

Total Assets	11,934	41,129	2,649	55,712

Liabilities
Exchangeable senior notes (Note 12)	—	4,204	—	4,204
Derivative instruments (Note 2):	—	84	—	84

Total Liabilities	—	4,288	—	4,288

	Fair Value Measurement at December 31, 2023 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2023
	RMB	RMB	RMB	RMB	US$

Assets
Financial products (Note 2, 7)	—	9,658	—	9,658	1,360
Time deposits (Note 2, 7)	—	23,558	—	23,558	3,318
Derivative instruments (Note 2)	—	101	60	161	23
Listed equity securities (Note 7)	9,990	—	—	9,990	1,407
Available-for-sale debt investments (Note 7)	—	—	2,095	2,095	295

Total Assets	9,990	33,317	2,155	45,462	6,403

Liabilities
Exchangeable senior notes (Note 12)	—	3,696	—	3,696	521
Derivative instruments (Note 2)	—	61	—	61	9

Total Liabilities	—	3,757	—	3,757	530

The roll forward of major Level 3 Investments are as follows (RMB in millions):

Total
Fair value of Level 3 Investments as at December 31, 2021	3,354
New addition	86
Disposal of investments	(28)
Effect of exchange rate change	152
Expected credit losses	(906)
The change in fair value of the investments	(57)

Fair value of Level 3 Investments as at December 31, 2022	2,601

Transfer into Level 3	183
New addition	55
Effect of exchange rate change	57
Expected credit losses	(115)
The change in fair value of the investments	(686)

Fair value of Level 3 Investments as at December 31, 2023	2,095

Management determined the fair value of these Level 3 Investments based on valuation models using various unobservable inputs. The determination of the fair value required significant judgement by management with respect to the assumptions and estimates for the revenue growth rate, weighted average cost of capital, lack of marketability discounts, expected volatility and probability in equity allocation. The significant unobservable inputs adopted in the valuation as of December 31, 2023 are as follows:

Unobservable Input	2022	2023
Revenue growth rate	2.5%-100%	-61.2%-31%
Weighted average cost of capital	13.5%-21%	13.0%-21%
Lack of marketability discount	15%-30%	10%-20.5%
Expected volatility	41%-68.05%	33%-66.70%
Probability	Liquidation scenario: 30%-100% Redemption scenario: 10%-45% Conversion scenario: 0%~40%	Liquidation scenario: 5%-95% Redemption scenario: 0%-30% Conversion scenario: 5%~95%